Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Loss Per Share (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss	$ 325,823	$ (439,210)	$ (10,965)	$ (1,727,335)
Accretion of redeemable common stock to redemption amount	(2,401,121)	(27,045,604)	0	(29,206,918)
Net loss including accretion of temporary equity to redemption value	(2,075,298)	(27,484,814)	(10,965)	(30,934,253)
Numerator:
Allocation of net loss including accretion of temporary equity to redemption value	(2,075,298)	(27,484,814)	(10,965)	(30,934,253)
Accretion of common stock to redemption value	(2,401,121)	(27,045,604)	0	(29,206,918)
Net income (loss)	325,823	(439,210)	(10,965)	(1,727,335)
Common Class A [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss	740,883	11,119,824	0	5,378,393
Accretion of redeemable common stock to redemption amount	2,401,121	27,045,604		29,206,918
Net loss including accretion of temporary equity to redemption value	(1,660,238)	(15,925,780)	0	(23,828,525)
Numerator:
Allocation of net loss including accretion of temporary equity to redemption value	(1,660,238)	(15,925,780)	0	(23,828,525)
Accretion of common stock to redemption value	2,401,121	27,045,604		29,206,918
Net income (loss)	$ 740,883	$ 11,119,824	$ 0	$ 5,378,393
Denominator:
Weighted average shares outstanding, Basic	31,625,000	10,893,056	0	26,513,014
Basic net income per share	$ 0.02	$ 1.02	$ 0	$ 0.2
Denominator:
Weighted average shares outstanding, Diluted	31,625,000	10,893,056	0	26,513,014
Diluted net income per share	$ 0.02	$ 1.02	$ 0	$ 0.2
Common Class B [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss	$ (415,060)	$ (11,559,034)	$ (10,965)	$ (7,105,728)
Accretion of redeemable common stock to redemption amount	0	0	0	0
Net loss including accretion of temporary equity to redemption value	(415,060)	(11,559,034)	(10,965)	(7,105,728)
Numerator:
Allocation of net loss including accretion of temporary equity to redemption value	(415,060)	(11,559,034)	(10,965)	(7,105,728)
Accretion of common stock to redemption value	0	0	0	0
Net income (loss)	$ (415,060)	$ (11,559,034)	$ (10,965)	$ (7,105,728)
Denominator:
Weighted average shares outstanding, Basic	7,906,250	7,906,250	7,906,250	7,906,250
Basic net income per share	$ (0.05)	$ (1.46)	$ 0	$ (0.9)
Denominator:
Weighted average shares outstanding, Diluted	7,906,250	7,906,250	7,906,250	7,906,250
Diluted net income per share	$ (0.05)	$ (1.46)	$ 0	$ (0.9)